John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 85.8%					$945,742,777
(Cost $955,500,932)
Communication services 7.5%					83,014,097
Diversified telecommunication services 1.9%
Cincinnati Bell, Inc., 2021 Term Loan B2 (1 month CME Term SOFR + 3.250%)	7.923	11-22-28		4,702,511	4,730,726
Connect Finco Sarl, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	9.073	09-27-29		2,983,119	2,575,416
Eircom Finco Sarl, 2024 EUR Term Loan B (1 month EURIBOR + 3.250%)	6.345	05-15-29	EUR	3,000,000	3,180,615
Frontier Communications Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.763	07-01-31		2,748,068	2,770,959
Masorange Finco PLC, EUR Term Loan B3 (B)	TBD	03-25-31	EUR	1,246,879	1,323,239
Voyage Digital NZ, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	7.741	05-11-29		3,939,806	3,949,656
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	8.355	03-22-29		2,858,755	2,870,676
Entertainment 0.2%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (C)	8.795	06-05-30	EUR	729,001	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 0.500%)	4.054	09-15-26	EUR	729,038	2,311
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	9.354	04-02-29		2,210,569	2,215,410
Interactive media and services 1.2%
Knot Worldwide, Inc., 2023 Term Loan (1 month CME Term SOFR + 4.500%)	9.084	01-31-28		5,413,135	5,436,845
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	8.823	05-03-28		6,910,324	6,916,958
Plusgrade, Inc., USD Term Loan B (3 month CME Term SOFR + 4.000%)	8.604	03-03-31		1,306,251	1,317,680
Media 3.4%
Altice Financing SA, 2022 USD Term Loan (3 month CME Term SOFR + 5.000%)	9.656	10-31-27		4,016,387	3,471,685
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.147	08-15-28		1,827,685	1,493,475
Cengage Learning, Inc., 2024 Term Loan B (6 month CME Term SOFR + 3.500%)	7.892	03-22-31		2,278,746	2,287,086
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.937	03-23-28		4,362,271	4,329,554
CSC Holdings LLC, 2022 Term Loan B6 (1 month CME Term SOFR + 4.500%)	9.109	01-18-28		2,328,363	2,283,845
Digital Media Solutions LLC, 2024 DIP PIK Term Loan (1 month CME Term SOFR + 1.000%) (C)	5.612	12-10-24		410,017	410,017
Digital Media Solutions LLC, 2024 DIP PIK Tranche A Roll-up Term Loan (1 month CME Term SOFR + 1.000% and 7.000% PIK)	12.609	12-12-24		270,979	255,142
Digital Media Solutions LLC, 2024 PIK Term Loan B (C)(D)	0.000	05-25-26		575,222	372,744
Digital Media Solutions LLC, Term Loan B (D)	0.000	05-25-26		2,298,070	229,807
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.954	08-19-28		2,876,569	2,811,846
Planet US Buyer LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.022	02-07-31		1,274,806	1,276,719
Plano HoldCo, Inc., Term Loan B (3 month CME Term SOFR + 3.500%)	8.092	10-02-31		888,325	898,319
Radiate Holdco LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.937	09-25-26		3,768,723	3,282,708
Research Now Group LLC, 2024 First Lien First Out Term Loan (3 month CME Term SOFR + 5.000%)	9.785	07-15-28		478,739	479,136
Research Now Group LLC, 2024 First Lien Second Out Term Loan (3 month CME Term SOFR + 5.500%)	10.285	10-15-28		3,396,525	3,141,786
Speedster Bidco GmbH, USD Term Loan B (B)	TBD	10-17-31		1,809,398	1,816,943
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	6.724	04-30-28		2,000,000	1,944,580
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
United Talent Agency LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.372	07-07-28		3,458,737	$3,476,031
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	7.974	01-31-29		3,046,999	3,023,384
Wireless telecommunication services 0.8%
Crown Subsea Communications Holding, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 4.000%)	8.573	01-30-31		5,070,454	5,130,691
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	09-20-30		3,318,662	3,308,108
Consumer discretionary 9.9%					108,800,048
Automobile components 0.8%
IXS Holdings, Inc., 2020 Term Loan B (3 month CME Term SOFR + 4.250%)	8.954	03-05-27		2,793,972	2,706,660
Parts Europe SA, 1st Lien EUR Term Loan B (3 month EURIBOR + 3.250%)	6.339	02-03-31	EUR	840,511	891,416
Tenneco, Inc., 2022 Term Loan A (3 month CME Term SOFR + 4.750%)	9.371	11-17-28		1,373,235	1,337,407
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	9.621	11-17-28		1,978,929	1,931,929
Wheel Pros LLC, 2023 FILO Term Loan (D)	0.000	02-10-28		1,116,805	1,291,306
Broadline retail 0.6%
Peer Holding III BV, 2023 USD Term Loan B4 (3 month CME Term SOFR + 3.250%)	7.854	10-28-30		2,130,492	2,144,702
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B (1 and 3 month CME Term SOFR + 3.250%)	7.834	01-30-31		4,283,589	4,310,918
Diversified consumer services 2.2%
Europa University Education Group SL, EUR Term Loan B (6 month EURIBOR + 4.500%)	7.885	11-30-29	EUR	2,982,651	3,155,855
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	8.597	08-31-28		2,428,828	2,345,835
Fugue Finance LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.000%)	8.514	01-31-28		1,012,149	1,018,688
Fugue Finance LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.249	02-26-31		2,953,898	2,974,576
GBT US III LLC, Term Loan B (3 month CME Term SOFR + 3.000%)	7.626	07-25-31		4,306,462	4,334,282
Learning Care Group US No 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.602	08-11-28		850,051	856,427
Lernen US Finco LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.589	10-27-31		1,217,071	1,230,763
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.867	07-25-30		1,319,376	1,326,712
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	6.573	07-18-31		2,886,992	2,881,132
Whatabrands LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.323	08-03-28		4,385,037	4,403,454
Hotels, restaurants and leisure 2.8%
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.823	02-06-31		2,792,623	2,803,096
Crown Finance US, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 1.500% and 7.000% PIK)	13.300	07-31-28		1,900,568	1,907,220
Hurtigruten Newco AS, 2024 EUR Holdco Term Loan (3 month EURIBOR + 0.020% and 11.635% PIK)	14.790	02-23-29	EUR	3,104,699	12,861
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.423	12-15-27		5,819,493	5,843,412
Lakeland Holdings LLC, 2020 HoldCo Term Loan (8.000% Cash or 13.250% PIK)	8.000	09-25-27		562,012	73,062
Light & Wonder International, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.860	04-14-29		3,445,130	3,470,969
MIC Glen LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.187	07-21-28		3,174,882	3,192,534
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.323	09-20-30		3,205,623	$3,199,211
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	8.893	08-01-30		784,633	786,838
Scientific Games Holdings LP, 2024 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.590	04-04-29		4,488,581	4,502,046
Six Flags Entertainment Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.672	05-01-31		857,410	859,553
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	03-14-31		2,366,780	2,373,076
Tacala Investment Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.073	01-31-31		1,902,184	1,916,792
Household durables 0.2%
Keter Group BV, 2024 EUR Opco Reinstated Term Loan (3 month EURIBOR + 4.750%)	7.806	12-31-29	EUR	2,008,990	2,056,124
Leisure products 0.6%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.323	12-21-28		5,033,635	5,076,874
J&J Ventures Gaming LLC, 2023 Incremental Term Loan B (1 month CME Term SOFR + 4.250%)	8.964	04-26-28		1,432,773	1,436,799
Specialty retail 2.3%
Amer Sports Company, USD Term Loan (3 month CME Term SOFR + 2.750%)	7.235	02-17-31		362,992	366,168
Artemis Acquisitions UK, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 3.750%)	6.969	07-04-31	EUR	1,442,533	1,534,563
Eyemart Express LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	7.687	08-31-27		2,386,652	2,364,766
Harbor Freight Tools USA, Inc., 2024 Term Loan B (1 and 6 month CME Term SOFR + 2.500%)	7.092	06-11-31		3,808,753	3,748,917
Leslie’s Poolmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	7.437	03-09-28		1,276,185	1,214,290
Mavis Tire Express Services Topco Corp., 2024 Term Loan (1 month CME Term SOFR + 3.500%)	8.073	05-04-28		5,739,932	5,782,982
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	8.115	03-03-28		3,610,734	3,448,648
Runner Buyer, Inc., 2021 Term Loan B (3 month CME Term SOFR + 5.500%)	10.672	10-20-28		1,859,175	852,432
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.423	10-15-28		2,351,830	2,336,638
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.115	04-17-28		5,503,014	4,054,070
Textiles, apparel and luxury goods 0.4%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.937	04-16-28		4,446,446	4,444,045
Consumer staples 1.7%					18,526,119
Beverages 0.1%
Pegasus Bidco BV, 2024 EUR Term Loan B2 (3 month EURIBOR + 3.500%)	6.523	07-12-29	EUR	1,325,380	1,405,469
Food products 1.3%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	7.687	12-08-28		3,031,605	3,035,394
Flora Food Management BV, 2024 EUR Term Loan B9 (6 month EURIBOR + 4.500%)	8.178	01-03-28	EUR	1,500,618	1,585,857
Flora Food Management US Corp., 2024 USD Term Loan B10 (6 month CME Term SOFR + 4.250%)	9.765	01-03-28		3,242,189	3,250,976
Froneri US, Inc., 2024 USD Term Loan (1 month CME Term SOFR + 2.000%)	6.573	09-17-31		3,786,536	3,782,295
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Peralta Inversiones Globales SL, 2024 EUR Term Loan (3 month EURIBOR + 4.000%)	7.676	07-18-31	EUR	1,447,909	$1,534,116
Saratoga Food Specialties LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.699	03-07-29		763,225	765,453
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.584	07-08-31		3,364,206	3,166,559
Energy 2.1%					22,875,817
Oil, gas and consumable fuels 2.1%
CD&R Firefly Bidco PLC, 2024 EUR Term Loan B7 (3 month EURIBOR + 4.500%)	7.552	06-21-28	EUR	1,803,951	1,917,648
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	8.173	11-19-29		3,957,248	3,958,356
EG Finco, Ltd., 2023 EUR Term Loan B (1 and 3 month EURIBOR + 5.500%)	8.412	02-07-28	EUR	4,006,836	4,233,799
Epic Crude Services LP, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.656	10-15-31		1,972,988	1,985,812
M6 ETX Holdings II Midco LLC, Term Loan B (1 month CME Term SOFR + 4.500%)	9.173	09-19-29		2,664,355	2,676,425
NGL Energy Operating LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.323	02-03-31		487,957	489,367
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.250%)	6.860	08-16-30		2,784,837	2,792,857
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.724	10-05-28		4,786,326	4,821,553
Financials 11.0%					121,083,589
Capital markets 2.6%
Aretec Group, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	8.573	08-09-30		3,180,175	3,198,461
Emerald X, Inc., 2017 Term Loan B (1 month CME Term SOFR + 5.000%)	9.673	05-22-26		2,287,995	2,298,016
Focus Financial Partners LLC, 2024 Term Loan B8 (1 month CME Term SOFR + 3.250%)	7.823	09-15-31		3,138,945	3,166,097
Hightower Holding LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.071	04-21-28		5,651,678	5,701,130
Jane Street Group LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.514	01-26-28		5,173,163	5,193,080
Jump Financial LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	9.365	08-07-28		4,309,537	4,331,085
LSF11 Trinity Bidco, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.088	06-14-30		1,999,931	2,012,430
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 2.750%)	7.354	08-18-28		2,405,313	2,414,333
Financial services 3.9%
Aragorn Parent Corp., Term Loan (1 month CME Term SOFR + 4.000%)	8.588	12-15-28		3,427,859	3,444,999
Ascensus Holdings, Inc., Term Loan (1 month CME Term SOFR + 3.500%)	8.187	08-02-28		6,492,902	6,533,483
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan (B)	TBD	06-13-31	EUR	1,246,757	1,326,298
CPI Holdco B LLC, 2024 Term Loan (1 month CME Term SOFR + 2.000%)	6.573	05-19-31		1,988,118	1,989,887
CTC Holdings LP, Term Loan B (3 month CME Term SOFR + 5.000%)	9.664	02-20-29		2,436,557	2,430,465
DRW Holdings LLC, 2024 Term Loan B (6 month CME Term SOFR + 3.500%)	8.588	06-26-31		4,752,796	4,758,737
GIP Pilot Acquisition Partners LP, 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	7.090	10-04-30		926,632	932,424
GTCR Everest Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 3.000%)	7.604	09-05-31		1,128,606	1,134,960
Hudson River Trading LLC, 2021 Term Loan (3 month CME Term SOFR + 3.000%)	8.319	03-20-28		3,862,396	3,868,847
June Purchaser LLC, Term Loan (B)	TBD	09-11-31		2,549,295	2,573,207
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Kestra Advisor Services Holdings A, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.514	03-22-31	1,284,753	$1,295,031
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.804	07-03-31	3,103,688	3,130,845
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B (B)	TBD	11-15-31	2,214,333	2,225,007
Osaic Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	8.685	08-17-28	5,393,339	5,409,357
PEX Holdings LLC, 2024 Term Loan B (B)	TBD	11-19-31	1,152,549	1,156,871
Summit Acquisition, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.397	10-16-31	889,750	891,974
Insurance 3.4%
Acrisure LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 3.250%)	7.849	11-06-30	5,345,106	5,350,665
Alliant Holdings Intermediate LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 2.750%)	7.349	09-19-31	3,995,877	4,018,373
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%)	8.073	02-14-31	1,670,256	1,680,795
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.937	01-31-28	1,023,227	1,003,130
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month CME Term SOFR + 5.250%)	9.937	01-20-29	606,773	590,196
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	8.673	08-19-28	4,704,743	4,709,636
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	8.923	08-19-28	2,458,248	2,467,024
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.250%)	7.823	06-13-31	4,435,568	4,458,234
Cross Financial Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.823	10-31-31	2,663,564	2,683,541
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.250%)	7.823	11-01-28	3,060,072	3,062,948
Ryan LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.073	11-14-30	3,261,132	3,279,492
The Baldwin Insurance Group Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.823	05-26-31	4,578,191	4,612,527
Mortgage real estate investment trusts 1.1%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.187	03-11-28	1,202,809	1,190,781
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	7.437	05-15-26	567,830	566,411
Blackstone Mortgage Trust, Inc., 2022 Term Loan B4 (1 month CME Term SOFR + 3.500%)	8.073	05-09-29	2,887,461	2,883,851
Blackstone Mortgage Trust, Inc., 2022 Term Loan B5 (B)	TBD	11-26-28	1,063,553	1,064,883
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month CME Term SOFR + 4.500%)	9.173	08-09-26	3,838,967	3,723,798
KREF Holdings X LLC, 2021 Term Loan (3 month CME Term SOFR + 3.500%)	8.351	09-01-27	2,320,280	2,320,280
Health care 11.2%				123,043,937
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	6.735	11-15-27	1,917,639	1,875,854
Health care equipment and supplies 1.1%
Auris Luxembourg III Sarl, 2024 Term Loan B4 (6 month CME Term SOFR + 3.750%)	8.177	02-28-29	3,353,264	3,384,014
Hanger, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.073	10-23-31	2,025,670	2,044,671
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	10-23-28	181,479	182,522
Medline Borrower LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.250%)	6.935	10-23-28	5,919,799	5,953,838
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 6.0%
AHP Health Partners, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.323	08-24-28		2,635,160	$2,654,107
Concentra Health Services, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	07-28-31		796,191	802,163
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	8.687	11-30-28		3,870,587	3,764,146
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.585	08-01-29		5,563,362	5,616,659
eResearchTechnology, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	8.573	02-04-27		5,654,339	5,689,000
Examworks Bidco, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.000%)	7.687	11-01-28		3,728,608	3,750,756
GHX Ultimate Parent Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.520	06-30-27		4,310,638	4,329,518
MED ParentCo LP, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	8.073	04-15-31		2,808,148	2,828,338
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	11.954	03-02-29		2,136,611	2,019,098
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	8.429	03-02-28		5,520,443	5,456,020
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	8.454	03-02-28		160,989	159,111
Phoenix Newco, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.573	11-15-28		5,903,125	5,941,732
Pique Bidco SL, 2024 EUR Term Loan B3 (B)	TBD	12-18-30	EUR	1,890,546	2,002,209
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4 (3 month EURIBOR + 4.000%)	7.201	08-13-31	EUR	1,270,247	1,350,871
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.860	11-19-31		4,483,989	4,506,409
Select Medical Corp., 2024 Term Loan B (B)	TBD	11-18-31		2,668,075	2,668,075
Sharp Services LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.876	12-31-28		1,853,023	1,855,339
Southern Veterinary Partners LLC, Term Loan B (B)	TBD	10-31-31		2,434,034	2,455,332
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 3.750%)	8.354	09-27-30		2,572,813	2,523,492
Upstream Newco, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.250%)	9.097	11-20-26		4,321,978	3,578,598
VetStrategy Canada Holdings, Inc. , 2024 USD Term Loan B (3 month CME Term SOFR + 4.750%)	9.393	12-12-28		1,669,552	1,682,073
Health care technology 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	7.672	05-01-31		6,537,996	6,562,514
Life sciences tools and services 0.4%
Packaging Coordinators Midco, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.835	11-30-27		4,924,076	4,948,696
Pharmaceuticals 2.9%
Amneal Pharmaceuticals LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.500%)	10.073	05-04-28		6,831,968	7,002,767
Catalent Pharma Solutions, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 3.000%)	7.595	02-22-28		1,256,808	1,259,950
Curium Bidco Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.092	07-31-29		6,836,264	6,870,446
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (Prime rate + 3.000%)	11.000	04-23-31		4,482,735	4,495,331
Financiere Mendel SASU, 2024 EUR Term Loan B (3 month EURIBOR + 3.500%)	6.845	11-08-30	EUR	1,539,282	1,628,441
IQVIA, Inc., 2023 USD Term Loan B4 (3 month CME Term SOFR + 2.000%)	6.604	01-02-31		1,023,910	1,029,398
Jazz Financing Lux Sarl, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	05-05-28		2,531,082	2,543,281
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Organon & Company, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%)	7.099	05-19-31		1,847,659	$1,860,371
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	9.596	07-06-28		4,120,035	3,790,432
Perrigo Investments LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	6.923	04-20-29		1,969,346	1,978,365
Industrials 16.7%					183,922,815
Aerospace and defense 2.1%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.250%)	7.854	10-31-30		453,051	455,389
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	7.313	08-06-29	EUR	1,513,222	1,561,614
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.750%)	9.245	08-03-29		3,018,254	2,971,894
Novaria Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	8.673	06-06-31		3,380,000	3,401,125
Signia Aerospace LLC, 2024 Term Loan (B)	TBD	11-21-31		2,605,725	2,605,725
The NORDAM Group, Inc., Term Loan B (1 month CME Term SOFR + 5.600%)	10.173	04-09-26		1,960,324	1,950,523
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	7.104	02-28-31		5,660,520	5,658,595
TransDigm, Inc., 2024 Term Loan (Prime rate + 1.500%)	7.320	01-19-32		842,753	842,230
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month CME Term SOFR + 2.750%)	7.323	12-06-30		3,571,299	3,581,227
Air freight and logistics 0.6%
Apple Bidco LLC, 2021 Term Loan (1 month CME Term SOFR + 2.750%)	7.437	09-22-28		3,458,096	3,470,683
Rand Parent LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.750%)	8.354	03-17-30		2,953,912	2,967,588
Swissport Stratosphere USA LLC, 2024 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.340	04-04-31		584,302	589,783
Building products 2.3%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.115	05-17-28		5,726,032	4,566,511
Azek Group LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.573	09-19-31		1,644,051	1,648,162
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	7.073	05-13-29		1,964,161	1,973,628
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.959	04-12-28		1,237,179	1,162,367
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	10.234	08-01-28		1,444,588	1,409,918
Cornerstone Building Brands, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	9.109	05-15-31		1,805,460	1,716,324
East West Manufacturing LLC, Term Loan B (1 month CME Term SOFR + 5.750%)	10.323	12-22-28		1,483,915	1,457,946
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	8.615	12-22-28		4,228,939	4,263,320
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.187	09-29-28		3,349,019	3,328,690
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 3.000%)	7.573	03-28-31		634,205	639,361
Wilsonart LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.250%)	8.854	08-05-31		2,816,117	2,796,404
Commercial services and supplies 4.9%
AEA International Holdings Luxembourg Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	7.354	09-07-28		3,944,872	3,974,459
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%)	7.970	11-16-28		4,592,877	4,620,159
AVSC Holding Corp., 2020 Term Loan B2 (1 month CME Term SOFR + 5.500% and 1.000% PIK)	11.173	10-15-26		7,033,464	7,029,315
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Belron Finance 2019 LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	7.273	10-16-31		2,194,391	$2,217,432
Cimpress USA, Inc., 2024 USD Term Loan B (1 month CME Term SOFR + 3.000%)	7.573	05-17-28		4,789,153	4,821,097
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 5.000% and 0.625% PIK)	10.989	09-30-27		5,549,971	5,565,567
Core & Main LP, 2024 Incremental Term Loan B (1 month CME Term SOFR + 2.250%)	6.836	02-09-31		1,659,124	1,664,317
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.354	07-06-29		5,725,004	5,757,235
Holding Socotec SAS, 2024 USD Term Loan (B)	TBD	06-30-28		2,293,098	2,297,868
JFL-Tiger Acquisition Company, Inc., Term Loan B (1 month CME Term SOFR + 4.000%)	8.095	10-17-30		1,584,394	1,590,827
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.854	06-18-29		1,929,245	1,937,290
Verisure Holding AB, 2024 EUR Term Loan B (B)	TBD	05-30-30	EUR	4,000,000	4,253,840
Viad Corp., Initial Term Loan (1 month CME Term SOFR + 4.250%)	8.823	07-30-28		3,264,754	3,266,811
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	7.437	03-24-28		4,438,147	4,291,422
Xplor T1 LLC, USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.854	06-24-31		1,043,293	1,049,813
Construction and engineering 1.3%
Arcosa, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	08-12-31		455,512	457,220
Azuria Water Solutions, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.323	05-17-28		3,983,319	4,006,542
Construction Partners, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	7.073	10-29-31		1,108,098	1,115,023
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	8.437	03-31-28		189	191
Legence Holdings LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.173	12-16-27		4,317,846	4,323,243
Range Red Operating, Inc., First Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	12.693	10-01-29		825,496	750,451
Range Red Operating, Inc., Second Out Term Loan (3 month CME Term SOFR + 8.000%)	12.693	10-01-29		3,431,590	3,431,590
Electrical equipment 0.4%
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.823	07-23-31		1,461,729	1,470,865
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	8.597	03-02-28		2,436,271	2,394,659
Machinery 2.3%
Arcline FM Holdings LLC, 2024 Term Loan (1 and 3 month CME Term SOFR + 4.500%)	9.054	06-23-28		5,926,080	5,952,747
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.750%)	7.315	07-01-31		1,464,276	1,470,983
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	7.323	07-01-31		3,606,666	3,620,191
John Bean Technologies Corp., USD Term Loan B (B)	TBD	10-09-31		707,412	710,949
Pro Mach Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	8.073	08-31-28		3,705,441	3,744,830
Rubix Group Finco, Ltd., 2024 EUR Term Loan (3 month EURIBOR + 4.000%)	7.302	09-30-28	EUR	1,906,017	2,017,607
Star US Bidco LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.323	03-17-27		3,600,409	3,627,412
Terex Corp., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.323	10-08-31		1,275,095	1,282,529
TK Elevator US Newco, Inc., USD Term Loan B (6 month CME Term SOFR + 3.500%)	8.588	04-30-30		2,817,969	2,838,512
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Passenger airlines 0.5%
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 5.500%)	10.517	08-27-29		3,017,738	$3,049,817
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 3.250%)	8.271	02-14-31		2,855,936	2,863,961
Professional services 1.9%
Amentum Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	09-29-31		1,735,964	1,722,215
Creative Artists Agency LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	7.323	10-01-31		3,657,704	3,678,041
Crisis Prevention Institute, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	9.354	04-09-31		1,146,519	1,148,434
First Advantage Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.823	10-31-31		3,431,443	3,461,468
Grant Thornton LLP, Term Loan B (1 month CME Term SOFR + 3.250%)	7.823	06-02-31		1,932,785	1,943,783
HireRight Holdings Corp., 2024 Incremental Term Loan (1 month CME Term SOFR + 4.000%)	8.573	09-27-30		3,345,544	3,364,078
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.573	05-09-31		3,027,132	3,039,574
TTF Lower Intermediate LLC, 2024 Term Loan (1 month CME Term SOFR + 3.750%)	8.323	07-18-31		2,889,623	2,914,907
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.573	05-19-28		578,886	581,445
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.823	10-31-31		2,579,626	2,595,749
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.823	10-31-31		981,208	987,340
Information technology 16.5%					182,177,968
Communications equipment 0.4%
Venga Finance Sarl, 2024 Term Loan (3 month CME Term SOFR + 4.250%)	9.026	06-28-29		4,776,351	4,789,486
Electronic equipment, instruments and components 0.2%
C&D Technologies, Inc., Term Loan B (1 month CME Term SOFR + 5.750%)	10.437	12-20-25		2,547,845	2,510,901
IT services 1.3%
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	8.365	11-06-28		4,228,490	4,202,062
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	8.704	10-01-27		3,319,190	3,173,511
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.437	06-28-28		2,726,282	2,739,914
TGG TS Acquisition Company, 2018 Term Loan B (1 month CME Term SOFR + 6.500%)	11.187	12-14-25		1,624,582	1,618,831
Total Webhosting Solutions BV, EUR Term Loan B (B)	TBD	10-31-31	EUR	2,514,863	2,635,443
Semiconductors and semiconductor equipment 0.2%
Icon Parent, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000%)	7.516	09-11-31		1,507,596	1,517,441
Software 14.4%
Access CIG LLC, 2023 Term Loan (3 month CME Term SOFR + 5.000%)	9.585	08-18-28		5,205,886	5,236,549
AppLovin Corp., 2024 Term Loan (Prime rate + 1.500%)	9.250	08-16-30		3,064,742	3,065,294
AQA Acquisition Holding, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.554	03-03-28		341,543	344,637
Avaya, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 7.500%)	12.073	08-01-28		17,096	14,439
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.073	04-30-31		3,809,353	3,822,153
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	9.085	08-15-29		3,365,112	$3,134,198
BEP Intermediate Holdco LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.823	04-25-31		584,317	588,700
Boxer Parent Company, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.335	07-30-31		4,733,508	4,763,613
Cast & Crew LLC, 2021 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	8.323	12-29-28		308,192	297,309
Central Parent, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.854	07-06-29		6,692,833	6,696,715
Claudius Finance Sarl, 2021 EUR Term Loan B (3 month EURIBOR + 3.500%)	6.586	07-10-28	EUR	2,649,616	2,802,025
Clover Holdings 2 LLC, USD Term Loan B (B)	TBD	11-01-31		3,204,013	3,202,026
Constant Contact, Inc., Term Loan (3 month CME Term SOFR + 4.000%)	8.918	02-10-28		2,394,914	2,299,118
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	8.437	10-16-28		4,922,285	4,265,455
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	8.573	10-16-26		4,804,910	4,700,403
Dodge Construction Network LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	9.354	02-23-29		2,895,598	2,122,849
Dodge Data + Analytics LLC, 2024 Tranche A New Money Term Loan (3 month CME Term SOFR + 6.250%)	10.767	01-31-29		651,045	644,535
Ellucian Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.673	10-09-29		1,952,292	1,972,420
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 3.250%)	7.823	05-30-31		4,946,403	4,981,820
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.000%)	8.687	12-18-28		4,349,325	2,592,198
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 3.000%)	7.573	12-01-27		5,634,406	5,681,059
Helios Software Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.092	07-18-30		1,808,520	1,820,383
ION Trading Finance, Ltd., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	9.016	04-01-28		1,673,504	1,679,311
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month CME Term SOFR + 4.000%)	8.898	12-01-27		2,157,917	1,621,135
Ivanti Software, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.121	12-01-27		3,212,054	2,433,934
Leia Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.887	10-09-31		2,045,687	2,045,789
Magenta Security Holdings LLC, 2024 First Out Term Loan (3 month CME Term SOFR + 6.750%)	11.595	07-27-28		2,301,299	2,151,715
Magenta Security Holdings LLC, 2024 Second Out Term Loan (3 month CME Term SOFR + 1.500% and 6.250% PIK)	12.595	07-27-28		1,772,672	1,157,555
Magenta Security Holdings LLC, 2024 Super Priority Term Loan (3 month CME Term SOFR + 6.250%)	10.835	07-27-28		704,797	714,340
Magenta Security Holdings LLC, 2024 Third Out Term Loan (3 month CME Term SOFR + 1.500% and 5.500% PIK)	11.845	07-27-28		558,894	201,202
Marcel Bidco LLC, 2024 USD Term Loan B5 (1 month CME Term SOFR + 4.000%)	8.830	11-11-30		3,352,463	3,371,338
Mavenir Systems, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.750%)	9.526	08-18-28		4,041,477	2,810,524
Mavenir Systems, Inc., 2024 Super Senior Delayed Draw Term Loan (3 month CME Term SOFR + 10.000%) (C)	14.658	01-31-25		87,572	87,572
Mavenir Systems, Inc., 2024 Super Senior Term Loan B (3 month CME Term SOFR + 10.000%) (C)	14.254	01-31-25		272,056	233,524
Mavenir Systems, Inc., 2024 Term Loan (3 month CME Term SOFR + 10.000%)	14.396	01-31-25		431,058	381,061
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
McAfee Corp., 2024 USD Term Loan B (1 month CME Term SOFR + 3.250%)	7.906	03-01-29	4,833,091	$4,846,382
MedAssets Software Intermediate Holdings, Inc., 2024 Term Loan (B)	TBD	12-17-28	600,838	582,813
MedAssets Software Intermediate Holdings, Inc., 2024 Term Loan A (Prime rate + 4.250%)	12.000	12-17-28	517,962	517,962
Mitchell International, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	7.823	06-17-31	6,248,696	6,262,381
Mitnick Corporate Purchaser, Inc., Term Loan (3 month CME Term SOFR + 4.500%)	9.185	05-02-29	3,798,884	3,507,091
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.500%)	9.104	07-01-31	3,107,573	3,036,099
Open Text Corp., 2023 Term Loan B (1 month CME Term SOFR + 1.750%)	6.323	01-31-30	1,832,248	1,834,923
Orion Advisor Solutions, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.335	09-24-30	3,914,623	3,946,449
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%)	8.423	02-01-28	6,760,943	6,337,303
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (B)	TBD	10-28-30	543,015	545,958
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.771	10-28-30	3,834,992	3,855,778
Project Boost Purchaser LLC, 2024 Term Loan (3 month CME Term SOFR + 3.500%)	8.147	07-16-31	2,805,138	2,828,898
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month CME Term SOFR + 3.000%)	7.971	03-10-28	4,731,656	4,753,611
Project Ruby Ultimate Parent Corp., 2024 Incremental Term Loan (1 month CME Term SOFR + 3.000%)	7.721	03-10-28	578,416	579,504
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	7.573	08-31-28	5,378,847	5,408,430
Skillsoft Finance II, Inc., 2021 Term Loan (1 month CME Term SOFR + 5.250%)	9.937	07-14-28	1,606,914	1,285,531
SolarWinds Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.323	02-05-30	4,613,680	4,648,283
Symplr Software, Inc., 2020 Term Loan (3 month CME Term SOFR + 4.500%)	9.185	12-22-27	4,073,725	3,729,169
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.617	02-10-31	4,695,120	4,725,262
Veritas US, Inc., 2021 USD Term Loan B (Prime rate + 4.000%)	11.750	09-01-25	4,450,100	4,338,847
VS Buyer LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.860	04-11-31	3,117,076	3,144,351
Wave Distribution Holdings LLC, USD Term Loan (1 month CME Term SOFR + 3.500%)	8.202	03-05-27	4,325,609	4,338,456
Materials 8.1%				89,906,813
Chemicals 4.4%
ASP Unifrax Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 7.750%)	12.354	09-28-29	5,231,861	5,237,093
Derby Buyer LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.156	11-01-30	3,119,093	3,127,858
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month CME Term SOFR + 4.500%)	9.156	08-30-28	4,751,369	4,615,955
Hyperion Refinance Sarl, 2024 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.073	02-15-31	2,661,052	2,671,616
INEOS Enterprises Holdings US Finco LLC, 2023 USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.750%)	8.364	07-08-30	2,399,385	2,400,896
INEOS US Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.250%)	7.823	02-18-30	3,369,888	3,384,649
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.923	04-02-29	3,423,877	3,426,034
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.437	02-18-28	3,869,674	3,852,763
Nouryon Finance BV, 2024 USD Term Loan B1 (6 month CME Term SOFR + 3.250%)	7.657	04-03-28	3,419,833	3,452,595
Olympus Water US Holding Corp., 2024 USD Term Loan B (3 month CME Term SOFR + 3.500%)	8.104	06-20-31	4,484,079	4,518,427
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (3 month CME Term SOFR + 4.000%)	8.776	12-15-25		257	$245
Secure Acquisition, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.250%)	8.823	12-16-28		1,907,664	1,907,664
The Chemours Company, 2023 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.073	08-18-28		4,160,598	4,179,653
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.275	05-03-28		4,344,166	2,636,908
Windsor Holdings III LLC, 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	8.099	08-01-30		3,304,146	3,340,491
Construction materials 0.5%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.323	01-31-31		1,614,978	1,623,973
Quikrete Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.073	04-14-31		1,649,106	1,646,632
Quikrete Holdings, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.823	03-19-29		2,588,023	2,584,788
Containers and packaging 2.9%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.073	06-11-31		3,444,446	3,437,282
Anchor Packaging LLC, 2024 Term Loan (1 month CME Term SOFR + 3.750%)	8.323	07-18-29		812,764	817,120
Balcan Innovations, Inc., Term Loan B (3 month CME Term SOFR + 4.750%)	9.382	10-10-31		1,844,291	1,844,291
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	7.748	04-13-29		2,364,789	2,377,748
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	9.189	05-05-29		1,918,518	1,884,943
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	9.435	06-28-28		2,061,554	1,971,588
LABL, Inc., 2021 EUR Term Loan (1 month EURIBOR + 5.000%)	7.977	10-29-28	EUR	1,622,497	1,615,625
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month CME Term SOFR + 5.000%)	9.673	10-29-28		3,255,076	3,175,327
LTI Holdings, Inc. , 2024 Term Loan B (1 month CME Term SOFR + 4.750%)	9.323	07-19-29		4,122,973	4,130,188
Proampac PG Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.603	09-15-28		3,996,062	4,004,814
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.323	04-21-31		1,837,490	1,855,865
Trident TPI Holdings, Inc., 2024 Term Loan B7 (6 month CME Term SOFR + 3.750%)	8.188	09-15-28		3,906,713	3,945,076
Valcour Packaging LLC, 2024 New Money Term Loan A1 (1 month CME Term SOFR + 5.250%)	9.883	10-10-28		337,174	340,208
Valcour Packaging LLC, 2024 Second Out Term Loan (1 month CME Term SOFR + 1.500% and 2.250% PIK)	8.497	10-04-28		397,445	348,162
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	9.058	04-23-29		3,552,538	3,550,336
Utilities 1.1%					12,391,574
Electric utilities 0.4%
Cornerstone Generation LLC, Term Loan B (B)	TBD	10-28-31		1,617,799	1,629,253
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.500%)	8.023	05-17-30		1,693,215	1,702,156
Talen Energy Supply LLC, 2023 Term Loan C (3 month CME Term SOFR + 3.500%)	8.023	05-17-30		1,277,486	1,284,231
Independent power and renewable electricity producers 0.4%
Alpha Generation LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	7.323	09-30-31		1,194,302	1,202,412
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Discovery Energy Holding Corp., USD Term Loan B (3 month CME Term SOFR + 4.750%)	9.354	05-01-31		1,937,956	$1,954,914
Finco Utilitas Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	6.912	09-26-30	EUR	754,119	799,545
Multi-utilities 0.3%

Wec US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	7.422	01-27-31		3,806,046	3,819,063

Corporate bonds 4.9%					$53,671,100
(Cost $60,355,338)
Communication services 0.8%					9,240,498
Diversified telecommunication services 0.3%
Connect Finco Sarl (E)	9.000	09-15-29		574,000	529,730
Iliad Holding SASU (E)	6.500	10-15-26		634,000	644,634
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	2,048,292
Media 0.5%
Sirius XM Radio, Inc. (E)(F)	4.125	07-01-30		2,000,000	1,804,479
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(G)	7.273	02-01-29	EUR	614,000	648,033
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (G)	7.273	02-01-29	EUR	1,590,000	1,678,132
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(G)	7.273	02-15-31	EUR	618,000	651,922
United Group BV (Greater of 3 month EURIBOR + 4.250% or 0.000%) (G)	7.273	02-15-31	EUR	1,171,000	1,235,276
Consumer discretionary 1.3%					14,221,513
Automobile components 0.2%
Tenneco, Inc. (E)(F)	8.000	11-17-28		1,780,000	1,692,541
Automobiles 0.3%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,190,000	2,514,967
Constellation Automotive Financing PLC	4.875	07-15-27	GBP	1,014,000	1,164,585
Diversified consumer services 0.2%
Pachelbel Bidco SpA (E)	7.125	05-17-31	EUR	961,000	1,085,711
Pachelbel Bidco SpA (3 month EURIBOR + 4.250%) (E)(G)	7.302	05-17-31	EUR	1,049,000	1,118,840
Hotels, restaurants and leisure 0.4%
Punch Finance PLC	6.125	06-30-26	GBP	3,174,000	3,988,274
Specialty retail 0.2%
Global Auto Holdings, Ltd. (E)	8.750	01-15-32		2,733,000	2,421,897
Global Auto Holdings, Ltd. (E)	11.500	08-15-29		231,000	234,698
Consumer staples 0.3%					3,532,719
Food products 0.3%
Irca SpA (3 month EURIBOR + 3.750%) (E)(G)	6.631	12-15-29	EUR	1,614,000	1,705,594
Post Holdings, Inc. (E)	6.250	02-15-32		566,000	571,873
Sammontana Italia SpA (3 month EURIBOR + 3.750%) (E)(G)	6.973	08-15-31	EUR	1,179,000	1,255,252
Financials 0.3%					2,736,347
Mortgage real estate investment trusts 0.3%
Apollo Commercial Real Estate Finance, Inc. (E)(F)	4.625	06-15-29		2,230,000	1,986,278
Blackstone Mortgage Trust, Inc. (E)	7.750	12-01-29		738,000	750,069
Health care 0.6%					6,481,928
Health care providers and services 0.6%
Genesis Care Finance Pty, Ltd. (Overnight SOFR + 5.000%) (C)(E)(G)	9.590	02-16-29		562,106	562,106
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Genesis Care UK Finco, Ltd. (Overnight SOFR + 5.000%) (C)(G)	9.590	02-16-29		538,214	$538,409
Option Care Health, Inc. (E)	4.375	10-31-29		2,250,000	2,090,022
US Acute Care Solutions LLC (E)	9.750	05-15-29		3,171,000	3,291,391
Industrials 0.6%					7,065,092
Air freight and logistics 0.1%
Rand Parent LLC (E)(F)	8.500	02-15-30		1,247,000	1,263,367
Building products 0.0%
Miter Brands Acquisition Holdco, Inc. (E)	6.750	04-01-32		265,000	269,763
Marine transportation 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash and 3 month EURIBOR + 11.750% PIK) (E)(G)	15.806	12-31-26	EUR	673,693	747,521
Passenger airlines 0.0%
JetBlue Airways Corp. (E)	9.875	09-20-31		498,000	523,910
Trading companies and distributors 0.4%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	1,922,042
Beacon Roofing Supply, Inc. (E)(F)	4.500	11-15-26		2,366,000	2,338,489
Information technology 0.3%					3,125,075
Software 0.3%
TeamSystem SpA (3 month EURIBOR + 3.500%) (E)(G)	6.679	07-31-31	EUR	2,514,000	2,669,952
Veritas US, Inc. (E)	7.500	09-01-25		472,000	455,123
Materials 0.7%					7,267,928
Chemicals 0.3%
ASP Unifrax Holdings, Inc. (5.850% Cash and 1.250% PIK) (E)	7.100	09-30-29		2,175,809	1,251,090
INEOS Quattro Finance 2 PLC (E)	9.625	03-15-29		1,295,000	1,376,998
Trinseo Materials Operating SCA (E)	5.375	09-01-25		737,000	663,300
Metals and mining 0.4%
Midwest Vanadium Proprietary, Ltd. (D)(E)	11.500	02-15-18		5,663,972	5,664

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		4,197,000	3,970,876
Asset-backed securities 5.4%					$59,129,254
(Cost $58,162,236)
Asset-backed securities 5.4%					59,129,254
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (E)(G)	8.784	07-21-37		350,000	351,702
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (E)(G)	7.668	01-15-31		4,900,000	4,910,751
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (E)(G)	7.929	07-26-31		1,250,000	1,250,915
Atlas Senior Loan Fund, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (E)(G)	8.564	01-18-35		450,000	451,149
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (E)(G)	8.406	07-15-36		250,000	251,846
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (E)(G)	7.601	01-30-31		750,000	746,367
CBAM, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (E)(G)	8.806	07-15-37		1,100,000	1,134,232
Columbia Cent CLO, Ltd. Series 2020-29A, Class D1R (3 month CME Term SOFR + 3.862%) (E)(G)	8.479	10-20-34		150,000	150,380
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (E)(G)	8.379	10-20-31		250,000	250,593
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (E)(G)	8.351	01-30-35	3,150,000	$3,157,913
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month CME Term SOFR + 3.912%) (E)(G)	8.529	07-20-34	3,000,000	3,009,660
ICG US CLO, Ltd. Series 2018-1A, Class C (3 month CME Term SOFR + 2.862%) (E)(G)	7.479	04-21-31	750,000	748,991
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month CME Term SOFR + 4.162%) (E)(G)	8.787	07-25-34	3,450,000	3,463,414
Jamestown CLO XVI, Ltd.
Series 2021-16A, Class D (3 month CME Term SOFR + 3.912%) (E)(G)	8.537	07-25-34	3,100,000	3,100,000
Series 2021-16A, Class DR (3 month CME Term SOFR + 3.050%) (E)(G)	7.516	07-25-34	3,100,000	3,100,000
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month CME Term SOFR + 3.062%) (E)(G)	7.694	12-18-30	2,500,000	2,502,628
Northwoods Capital XV, Ltd. Series 2017-15A, Class DR (3 month CME Term SOFR + 4.012%) (E)(G)	8.825	06-20-34	3,750,000	3,763,133
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(G)	7.743	04-22-31	1,350,000	1,349,996
Parallel, Ltd.
Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(G)	8.279	07-20-34	1,350,000	1,353,050
Series 2021-1A, Class D (3 month CME Term SOFR + 3.712%) (E)(G)	8.368	07-15-34	250,000	250,104
Romark CLO V, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.892%) (E)(G)	8.548	01-15-35	1,850,000	1,859,207
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month CME Term SOFR + 3.962%) (E)(G)	8.579	07-20-34	3,550,000	3,569,837
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month CME Term SOFR + 3.962%) (E)(G)	8.579	07-20-34	2,950,000	2,959,835
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (E)(G)	8.537	01-25-32	1,550,000	1,554,704
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month CME Term SOFR + 3.662%) (E)(G)	8.279	04-20-34	1,300,000	1,304,349
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (E)(G)	8.256	01-15-35	1,400,000	1,401,623
Venture CLO, Ltd. Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (E)(G)	8.618	10-20-37	1,250,000	1,271,928
Venture XXXVII CLO, Ltd. Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (E)(G)	8.817	07-15-32	2,200,000	2,201,868
Wellfleet CLO, Ltd.
Series 2018-3A, Class C (3 month CME Term SOFR + 3.412%) (E)(G)	8.029	01-20-32	2,600,000	2,601,843
Series 2020-2A, Class DR (3 month CME Term SOFR + 4.062%) (E)(G)	8.717	07-15-34	2,900,000	2,902,799
Series 2021-2A, Class D (3 month CME Term SOFR + 3.862%) (E)(G)	8.518	07-15-34	2,200,000	2,204,437

	Shares	Value
Common stocks 0.8%		$9,408,226
(Cost $12,023,032)
Communication services 0.1%		844,336
Entertainment 0.0%
Technicolor Group SAS (C)(H)	128,309,192	52,880
Media 0.1%
New Insight Holdings, Inc. (H)	47,967	791,456
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary 0.0%		$387,020
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (C)(H)	108,116	14,055
Silk Topco AS (C)(H)	405,564	372,865
Household durables 0.0%
Keter Group BV (C)(H)	94,984,601	100
Health care 0.3%		3,251,766
Health care providers and services 0.1%
GenesisCare Cayman Holdings (C)(H)	24,857	1,117,322
GenesisCare USA Holdings, Inc. (C)(H)	24,857	177,976
Pharmaceuticals 0.2%
Endo, Inc. (H)	85,810	1,956,468
Industrials 0.4%		4,800,351
Construction and engineering 0.4%
Range Red Operating, Inc., Class A1 (C)(H)	2,247	4,800,311
Marine transportation 0.0%
Bahia De Las Isletas SL, Class A (C)(H)	38,242,772	40
Information technology 0.0%		124,753
Communications equipment 0.0%
Vantiva SA (H)	849,152	120,329
Software 0.0%

Avaya Holdings Corp. (H)	809	4,424

Exchange-traded funds 1.4%		$15,036,613
(Cost $15,010,721)
Invesco Senior Loan ETF	355,872	7,512,457

SPDR Blackstone Senior Loan ETF	178,806	7,524,156
Warrants 0.0%		$0
(Cost $0)
Carnelian Point Holdings LP (C)(H)(I)	6,919	0
GenesisCare Cayman Holdings (C)(H)(I)	1,363	0
New Insight Holdings, Inc. (C)(H)(I)	3,597	0

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Endo Luxembourg Holding Company (C)(H)	4,559,366	0
Magellan Health, Inc. (C)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 1.9%			$20,638,756
(Cost $20,638,830)
Short-term funds 1.9%			20,638,756
John Hancock Collateral Trust (J)	4.4849(K)	182,489	1,825,379
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.5825(K)	18,813,377	18,813,377
Total investments (Cost $1,121,691,089) 100.2%			$1,103,626,726
Other assets and liabilities, net (0.2%)			(1,721,291)
Total net assets 100.0%			$1,101,905,435

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $1,747,776.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following country composition as a percentage of net assets on 11-30-24:
United States	79.5%
Cayman Islands	5.4%
Luxembourg	4.3%
United Kingdom	2.6%
Canada	1.8%
Netherlands	1.8%
Other countries	4.6%
TOTAL	100.0%
18	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	10,580,000	USD	11,495,371	MSCS	3/21/2025	—	$(256,581)
USD	2,788,861	EUR	2,510,000	MSCS	1/13/2025	$131,586	—
USD	39,493,818	EUR	35,910,000	MSCS	3/21/2025	1,347,789	—
USD	1,855,562	EUR	1,740,000	MSCS	4/22/2025	3,751	—
USD	2,631,154	EUR	2,400,000	MSCS	5/7/2025	74,685	—
USD	5,792,688	EUR	5,280,000	MSCS	5/12/2025	166,807	—
USD	9,634,371	EUR	8,770,000	MSCS	5/13/2025	289,320	—
USD	2,610,792	EUR	2,370,000	MSCS	5/15/2025	85,094	—
USD	317,694	EUR	300,000	MSCS	6/2/2025	—	(2,353)
USD	9,666,604	EUR	8,760,000	MSCS	11/6/2025	227,633	—
USD	1,560,228	EUR	1,380,000	MSCS	9/9/2026	46,368	—
USD	4,796,820	EUR	4,230,000	MSCS	9/10/2026	156,240	—
USD	11,554,725	GBP	9,100,000	MSCS	4/10/2025	—	(20,588)
						$2,529,273	$(279,522)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$945,742,777	—	$943,888,469	$1,854,308
Corporate bonds	53,671,100	—	52,570,585	1,100,515
Asset-backed securities	59,129,254	—	59,129,254	—
Common stocks	9,408,226	$1,956,468	916,209	6,535,549
Exchange-traded funds	15,036,613	15,036,613	—	—
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	20,638,756	20,638,756	—	—
Total investments in securities	$1,103,626,726	$37,631,837	$1,056,504,517	$9,490,372
Derivatives:
Assets
Forward foreign currency contracts	$2,529,273	—	$2,529,273	—
Liabilities
Forward foreign currency contracts	(279,522)	—	(279,522)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	182,489	$962,081	$4,638,035	$(3,775,138)	$448	$(47)	$3,701	—	$1,825,379
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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